Commitments and Contingencies	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

Note 15 Commitments and Contingencies

LEASE AND PURCHASE COMMITMENTS:  TSYS is obligated under noncancelable operating leases for computer equipment, software and facilities. Additionally, the Company has long-term obligations which consist of required minimum future payments under contracts withthe Company’s distributors and other service providers.

The future minimum lease payments under noncancelable operating leases and purchase commitments with remaining terms greater than one year for the next five years and thereafter and in the aggregate as of December 31, 2016, are as follows:

(in thousands)
2017	$129,120
2018	132,015
2019	132,242
2020	57,083
2021	21,035
Thereafter	34,644
Total future minimum commitment payments	$506,139

The majority of computer equipment lease commitments come with a renewal option or an option to terminate the lease. These lease commitments may be replaced with new leases which allow the Company to continually update its computer equipment. Total rental expense under all operating leases in 2016, 2015 and 2014 was $122.9 million, $124.8 million and $105.2 million, respectively.

CONTRACTUAL COMMITMENTS:  In the normal course of its business, the Company maintains long-term processing contracts with its clients. These processing contracts contain commitments, including, but not limited to, minimum standards and time frames against which the Company's performance is measured. In the event the Company does not meet its contractual commitments with its clients, the Company may incur penalties and certain clients may have the right to terminate their contracts with the Company. The Company does not believe that it will fail to meet its contractual commitments to an extent that will result in a material adverse effect on its financial position, results of operations or cash flows.

CONTINGENCIES:

Legal Proceedings – General

The Company is subject to various legal proceedings and claims and is also subject to information requests, inquiries and investigations arising out of the ordinary conduct of its business. The Company establishes accruals for litigation and similar matters when those matters present loss contingencies that TSYS determines to be both probable and reasonably estimable in accordance with GAAP. Legal costs are expensed as incurred. In the opinion of management, based on current knowledge and in part upon the advice of legal counsel, all matters not specifically discussed below are believed to be adequately covered by insurance, or, if not covered, the possibility of losses from such matters are believed to be remote or such matters are of such kind or involve such amounts that would not have a material adverse effect on the financial position, results of operations or cash flows of the Company if disposed of unfavorably.

Korthals Matter

Central Payment Co., LLC (CPAY), a majority owned joint venture of the Company, has been named as a defendant in a purported class action complaint, Heidarpour v. Central Payment Co., LLC, Civil Action No. 4:15-cv-00139, filed August 18, 2015 in the United States District Court for the Middle District of Georgia, relating to the activities of Korthals, LLC (“Korthals”) and its sole shareholder, an independent sales agent of CPAY. The complaint alleges that CPAY retained Korthals to send unsolicited commercial pre-recorded messages to residential phone numbers in violation of the Telephone Consumer Protection Act (47 U.S.C. §§227 et seq.). The complaint seeks damages and injunctive relief among other remedies.

On December 20, 2016, the parties entered into a settlement agreement with regard to this matter.  Among other things, the settlement agreement requires CPAY to create a settlement fund of $6.5 million for a nationwide class of plaintiffs.  The settlement agreement was preliminarily approved by the United States District Court for the Middle District of Georgia on January 17, 2017, and a final approval hearing for the settlement is scheduled for May 4, 2017.

Federal Trade Commission (FTC) Matter

The Company has been in discussions with the FTC regarding an investigation by the FTC staff of certain marketing practices of NetSpend Corporation (NetSpend), a subsidiary of the Company. After lengthy discussions with staff and the FTC commissioners relating to whether the FTC should proceed with litigation and the potential for settlement, the FTC voted 2-1 to authorize the filing of a complaint, filed on November 10, 2016 in the U.S. District Court for the Northern District of Georgia, Federal Trade Commission v. NetSpend Corporation, Case No. 1:16-CV-4203. The complaint alleges that NetSpend violated Section 5 of the Federal Trade Commission Act as a result of certain marketing practices. NetSpend filed a motion to dismiss the complaint on December 14, 2016, arguing that the complaint failed to state a claim on which relief could be granted. As of December 31, 2016, the parties were engaged in active settlement discussions. While NetSpend believes that it has substantial defenses, it agreed to the structure of a potential settlement with FTC staff in early February 2017, in order to save costs and avoid the risks of on-going litigation. However, NetSpend also raised with the FTC the propriety of the suit being brought in the first instance and any settlement requires FTC approval followed by court approval. The timing of the FTC’s consideration of issues relating to NetSpend’s position and the potential settlement is uncertain. Should a settlement not be reached, the Company will vigorously defend the case. We are not in a position to estimate the chances of success.  The Company incurred a charge of $13.0 million to GAAP operating income in the fourth quarter of 2016 in connection with the settlement discussions.

TelexFree Matter

ProPay, Inc. (ProPay), a subsidiary of the Company, has been named as one of a number of defendants (including other merchant processors) in several purported class action lawsuits relating to the activities of TelexFree, Inc. and its affiliates and principals. TelexFree is a former merchant customer of ProPay. With regard to TelexFree, each purported class action lawsuit generally alleges that TelexFree engaged in an improper multi-tier marketing scheme involving voice-over Internet protocol telephone services. The plaintiffs in each of the purported class action complaints generally allege that the various merchant processor defendants, including ProPay, aided and abetted the improper activities of TelexFree. TelexFree filed for bankruptcy protection in Nevada. The bankruptcy proceeding was subsequently transferred to the Massachusetts Bankruptcy Court.

Specifically, ProPay has been named as one of a number of defendants (including other merchant processors) in each of the following purported class action complaints relating to TelexFree: (i) Waldermara Martin, et al. v. TelexFree, Inc., et al. (Case No. BK-S-14-12524-ABL) filed on May 3, 2014 in the United States Bankruptcy Court District of Nevada, (ii) Anthony Cellucci, et al. v. TelexFree, Inc., et. al. (Case No. 4:14-BK-40987) filed on May 15, 2014 in the United States Bankruptcy Court District of Massachusetts, (iii) Maduako C. Ferguson Sr., et al. v. Telexelectric, LLP, et. al (Case No. 5:14-CV-00316-D) filed on June 5, 2014 in the United States District Court of North Carolina, (iv) Todd Cook v. TelexElectric LLP et al. (Case No. 2:14-CV-00134), filed on June 24, 2014 in the United States District Court for the Northern District of Georgia, (v) Felicia Guevara v. James M. Merrill et al., CA No. 1:14-cv-22405-DPG), filed on June 27, 2014 in the United State District Court for the Southern District of Florida, and (vi) Reverend Jeremiah Githere, et al. v. TelexElectric LLP et al. (Case No. 1:14-CV-12825-GAO), filed on June 30, 2014 in the United States District Court for the District of Massachusetts (together, the “Actions”). On October 21, 2014, the Judicial Panel on Multidistrict Litigation transferred and consolidated the Actions before the United States District

Court for the District of Massachusetts (the “Consolidated Action”).

Following the Judicial Panel on Multidistrict Litigation’s October 21, 2014 order, four additional cases arising from the alleged TelexFree scheme were transferred to the United States District Court for the District of Massachusetts for coordinated or consolidated proceedings, including (i) Paulo Eduardo Ferrari et al. v. Telexfree, Inc. et al. (Case No. 14-04080); (ii) Magalhaes v. TelexFree, Inc., et al., No. 14-cv-12437 (D. Mass.); (iii) Griffith v. Merrill et al., No. 14-CV-12058 (D. Mass.); Abelgadir v. Telexelectric, LLP, No. 14-09857 (S.D.N.Y.) In addition, on September 23, 2015, a putative class action relating to TelexFree was filed in the United States District Court for the District of Arizona, styled Rita Dos Santos, Putative Class Representatives and those Similarly Situated v. TelexElectric, LLP et al., 2:15-cv-01906-NVW (the “Arizona Action”). The

Arizona Action makes claims similar to those alleged in the consolidated action pending before the United States District Court for the District of Massachusetts. On September 29, 2015, a group of certain defendants to the Consolidated Action, including ProPay, filed a “tag along” notice with the Judicial Panel on Multidistrict Litigation, asking that the Arizona Action be transferred to the District of Massachusetts where it can be consolidated or coordinated with the Consolidated Action. On October 20, 2015, the Judicial Panel on Multidistrict Litigation transferred the Arizona Action to the District of Massachusetts.

The United States District Court for the District of Massachusetts appointed lead plaintiffs’ counsel on behalf of the putative class of plaintiffs in the Consolidated Action. On March 31, 2015, the plaintiffs filed a First Consolidated Amended Complaint (the “Consolidated Complaint”). The Consolidated Complaint purports to bring claims on behalf of all persons who purchased certain TelexFree “memberships” and suffered a “net loss” between January 1, 2012 and April 16, 2014. The Consolidated Complaint supersedes the complaints filed prior to consolidation of the Actions, and alleges that ProPay aided and abetted tortious acts committed by TelexFree, and that ProPay was unjustly enriched in the course of providing payment processing services to TelexFree. On April 30, 2015, the plaintiffs filed a Second Consolidated Amended Complaint (the “Second

Amended Complaint”), which amends and supersedes the Consolidated Complaint. Like the Consolidated Complaint, the Second Amended Complaint generally alleges that ProPay aided and abetted tortious acts committed by TelexFree, and that ProPay was unjustly enriched in the course of providing payment processing services to TelexFree.

Several defendants, including ProPay, moved to dismiss the Second Amended Complaint on June 2, 2015.Briefing on those motions closed on October 16, 2015. The court held a hearing on the motions to dismiss on November 2, 2015. At present, pursuant to a court order, all discovery in the action is stayed pending the resolution of parallel criminal proceedings against certain former principals of TelexFree, Inc.

ProPay has also received various subpoenas, a seizure warrant and other inquiries requesting information regarding TelexFree from (i) the Commonwealth of Massachusetts, Securities Division, (ii) United States Securities and Exchange Commission, (iii) US Immigration and Customs Enforcement, and (iv) the bankruptcy Trustee of the Chapter 11 entities of TelexFree, Inc., TelexFree, LLC and TelexFree Financial, Inc. Pursuant to the seizure warrant served by the United States Attorney’s Office for the District of Massachusetts, ProPay delivered all funds associated with TelexFree held for chargeback and other purposes by ProPay to US Immigration and Customs Enforcement. In addition, ProPay received a notice of potential claim from the bankruptcy Trustee as a result of the relationship of ProPay with TelexFree and its affiliates.

The above proceedings and actions are preliminary in nature. While the Company and ProPay intend to vigorously defend matters arising out of the relationship of ProPay with TelexFree and believe ProPay has substantial defenses related to these purported claims, the Company currently cannot reasonably estimate losses attributable to these matters.

GUARANTEES AND INDEMNIFICATIONS:  The Company has entered into processing and licensing agreements with its clients that include intellectual property indemnification clauses. Under these clauses, the Company generally agrees to indemnify its clients, subject to certain exceptions, against legal claims that TSYS' services or systems infringe on certain third party patents, copyrights or other proprietary rights. In the event of such a claim, the Company is generally obligated to hold the client harmless and pay for related losses, liabilities, costs and expenses, including, without limitation, court costs and reasonable attorney's fees. The Company has not made any indemnification payments pursuant to these indemnification clauses.

A portion of the Company’s business is conducted through distributors that provide load and reload services to cardholders at their locations. Members of the Company’s distribution and reload network collect cardholder funds and remit them by electronic transfer to the Issuing Banks for deposit in the cardholder accounts. The Company’s Issuing Banks typically receive cardholders’ funds no earlier than three business days after they are collected by the distributor. If any distributor fails to remit cardholders’ funds to the Company’s Issuing Banks, the Company typically reimburses the Issuing Banks for the shortfall created thereby. The Company manages the risk associated with this process through a formalized set of credit standards, volume limits and deposit requirements for certain distributors and by typically maintaining the right to offset any settlement shortfall against the commissions payable to the relevant distributor. To date, the Company has not experienced any significant losses associated with settlement failures and the Company had not recorded a settlement guarantee liability as of December 31, 2016. As of December 31, 2016, the Company’s estimated gross settlement exposure was $13.8 million.

GPR cardholders can incur charges in excess of the funds available in their accounts and are liable for the resulting overdrawn account balance. Although the Company generally declines authorization attempts for amounts that exceed the available balance in a cardholder's account, the application of the Networks' rules and regulations, the timing of the settlement of transactions and the assessment of subscription, maintenance or other fees can, among other things, result in overdrawn card accounts. The Company also provides, as a courtesy and in its discretion, certain cardholders with a "cushion" that allows them to overdraw their card accounts by up to $10. In addition, eligible cardholders may enroll in the Issuing Banks' overdraft protection programs and fund transactions that exceed the available balance in their accounts. The Company generally provides the funds used as part of these overdraft programs (one of the Company’s issuing banks will advance the first $1.0 million on behalf of its cardholders) and is responsible to the Issuing Banks for any losses associated with any overdrawn account balances. As of December 31, 2016 and 2015, cardholders’ overdrawn account balances totaled $21.2 million and $17.9 million, respectively. As of December 31, 2016 and 2015, the Company’s reserves for the losses it estimates will arise from processing customer transactions, debit card overdrafts, chargebacks for unauthorized card use and merchant-related chargebacks due to non-delivery of goods or services was $10.5 million and $9.4 million, respectively.

The Company has not recorded a liability for guarantees or indemnities in the accompanying consolidated balance sheet since the maximum amount of potential future payments under such guarantees and indemnities is not determinable.

PRIVATE EQUITY INVESTMENTS: The Company has entered into limited partnership agreements in connection with investing in two Atlanta-based venture capital funds focused exclusively on investing in technology-enabled financial services companies. Pursuant to each limited partnership agreement, the Company has committed to invest up to $20.0 million in each fund so long as its ownership interest in each fund does not exceed 50%. As of December 31, 2016 and 2015, the Company had made contributions to the funds of $20.1 million and $15.0 million, respectively. The Company had investments, including gains, totaling $22.8 million and $17.6 million, respectively, as of December 31, 2016 and 2015. The Company recognized gains of $0.8 million, $4.0 million, and $0.8 million due to increases in fair value for the years ended December 31, 2016, 2015 and 2014, respectively.